Dividend Restrictions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Restrictions On Dividends Loans And Advances Disclosure [Abstract]
Dividend Restrictions
19. Dividend restrictions
The Corporation’s regulated insurance subsidiaries are subject to regulations and standards in their respective jurisdictions. These standards, among other things, require these subsidiaries to maintain specified levels of statutory capital and limit the timing and amount of dividends and other distributions that may be paid to their parent companies. Therefore, the Corporation’s regulated insurance subsidiaries’ ability to declare and pay dividends is limited by state regulations including obtaining prior approval by the New Jersey Department of Banking and Insurance (“DOBI”). As of March 31, 2021 and December 31, 2020, neither of the regulated insurance subsidiaries had paid any dividends.

23. Dividend restrictions
The Corporation’s regulated insurance subsidiaries are subject to regulations and standards in their respective jurisdictions. These standards, among other things, require these subsidiaries to maintain specified levels of statutory capital and limit the timing and amount of dividends and other distributions that may be paid to their parent companies. Therefore, the Corporation’s regulated insurance subsidiaries ability to declare and pay dividends is limited by state regulations. Although such regulations do not specifically restrict the regulated insurance subsidiaries from paying dividends, they require the regulated insurance subsidiaries to be financially sound as determined by the New Jersey Department of Banking and Insurance (“DOBI”). As of December 31, 2020 and 2019, neither of the regulated insurance subsidiaries paid any dividends and may not do so until they meet those requirements and are granted permission to do so by DOBI.